CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - Schedule of cash and cash equivalents and short term investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 79.8	$ 65.8
Money market funds	175.4	95.5
Short term deposits	282.5	34.7
Total Cash and cash equivalents	537.7	196.0
Short-term bank deposits	52.5	431.1
Marketable securities:
Government and corporate debentures	939.8	1,010.5
Total Marketable securities	2,369.5	2,876.1
Total Cash and cash equivalents, short-term bank deposits and marketable securities	2,959.7	3,503.2
Debt securities issued by the U.S. Treasury and other U.S. government agencies
Marketable securities:
Government and corporate debentures	661.2	819.3
Debt securities issued by other governments
Marketable securities:
Government and corporate debentures	60.3	118.3
Corporate debt securities
Marketable securities:
Government and corporate debentures	$ 1,648.0	$ 1,938.5